Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 11, 2024
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 12, 2024
Effective Date	dei_DocumentEffectiveDate	Nov. 12, 2024
Prospectus Date	rr_ProspectusDate	Nov. 12, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A